Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The table below summarizes the non-cash investing and financing activities relating to the periods presented:

(In US$ millions)	December 31, 2015	December 31, 2014	December 31, 2013
Non-cash investing activities
Disposal of subsidiaries - existing bank loan repaid (1)	150	—	—
Disposal of West Auriga - consideration received as a loan note (2)	—	100	—
Disposal of West Vela - deferred consideration receivable (2)	—	74	—
Disposal of tender rig business - deferred consideration received in shares (2)		—	416
Disposal of tender rig business - deferred consideration in receivables (2)		—	145
Acquisition of Archer shares, settled against existing related party loan (3)	—	—	55
Acquisition of AOD shares, settled against existing related party loan (4)	—	—	67
Non-cash financing activities
Repayment of bank loan through disposal of subsidiaries (1)	(150)	—	—
Repayment relating to share forward contracts and other derivatives (5)	(136)	—	—
Repayment relating to SapuraKencana financing agreements (6)	(93)	—	—
Conversion of convertible bond into shares, decrease in long term debt (7)	—	584	—
Conversion of convertible bond into shares, net increase in equity (7)	—	615	—
Purchase of SFL Polaris, net increase in related party payables and net decrease in equity (8)	—	13	—
Dividend to non-controlling interests in VIEs (9)	—	—	223

1.
Existing debt of the Company was directly settled as consideration for the disposal of certain drilling rigs to the SeaMex joint venture - see Note 5 to the consolidated financial statements included herein, for more details.

2.	Disposals of the West Auriga, West Vela, in 2014 and the disposal of the tender rig business in 2013 - refer to Note 11 to the consolidated financial statements included herein, for more details.

3.	Private placement of Archer shares in February 2013 was settled against related party loan receivable - refer to Note 17 to the consolidated financial statements included herein, for more details.

4.	Private placement of AOD shares in March 2013 was settled against elated party loan receivable - refer to Note 17 to the consolidated financial statements included herein, for more details. -

5.	During the period, Company settled Sevan share repurchase agreements using cash balances already classified as restricted.

6.	During the period, the Company settled SapuraKencana financing agreements using cash balances already classified as restricted.

7.
In July 2014, the Company launched a voluntary incentive payment offer to convert any and all of the $650 million principal amount of 3.375% convertible bonds. Holders converted at the contractual conversion price of $27.69 per share and received an incentive payment of $12,102.95 per $100,000 principal amount of bond held. As a result of the transaction, the number of common shares outstanding in the Company increased by 23.8 million shares, with an increase to equity of $893 million. $278 million of the total consideration transferred on conversion was allocated to the reacquisition of the embedded conversion option and recognized as a reduction of stockholders’ equity.

8.	Purchase of SFL Polaris from Ship Finance - refer to Note 35 - VIEs.

9.	Dividends declared by VIEs in 2013 to Ship Finance was settled against related party balances with Ship Finance - refer to Note 27 - Non-Controlling interests.